CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 11,757	$ 0
Prepaid expenses	362	362
Total Current Assets	12,119	362
Non-Current Assets
Equipment, net	11,217	11,354
Investment in properties	26,139	18,376
Loan receivable	3,500	3,500
Mining rights	100,000	100,000
Deposit	10,000	0
TOTAL ASSETS	162,975	133,592
Current Liabilities
Accounts payable and accrued liabilities	243,383	256,168
Accounts payable and accrued interest--related parties	215,370	240,007
Short-term convertible debt	47,500	0
Total Current Liabilities	506,253	496,175
Non-Current Liabilities
Make whole liability	562,500	555,000
Total Liabilities	1,068,753	1,051,175
Stockholders' Deficit:
Preferred stock $0.001 par value (shares authorized-20,000,000; 10,000,000 shares undesignated) Series A Convertible: 10,000,000 shares designated; 10,000,000 shares issued and outstanding at March 31, 2014 and at December 31, 2013	10,000	10,000
Preferred stock, $0.001 par value (shares authorized-10,000,000; -0- shares undesignated) Series B Convertible: 10,000,000 shares designated; 1,500,000 shares issued and outstanding at March 31, 2014 and at December 31, 2013	1,500	1,500
Common stock $0.001 par value (shares authorized-500,000,000); 84,716,809 shares issued and outstanding at March 31, 2014 and 82,400,142 at December 31, 2013	84,717	82,400
Additional paid-in capital	25,094,309	24,970,866
Deficit accumulated during the development stage	(26,096,304)	(25,982,349)
Total Stockholders' Deficit	(905,778)	(917,583)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 162,975	$ 133,592